Long-term investments	12 Months Ended
Dec. 31, 2019
Long-term investments
Long-term investments
14.	Long-term investments

The following is a summary of long-term investments:

	As of December 31,
	2018	2019
	RMB	RMB
Measurement alternative investments:
Investment in Guazi (a)	583,284	1,897,877
Investment in Tujia (b)	273,568	278,071
Investment in investee A (c)	298,850	303,771
Investment in investee B (d)	300,000	300,000
Investment in investee C	231,442	235,253
Investment in investee D	137,264	139,524
Investment in investee E (e)	—	150,000
Investment in Sweetome (f)	10,057	82,026
Investment in 58 Home Series A Preference Shares (g)	18,525	—
Others (l)	297,270	486,051
Total measurement alternative investments	2,150,260	3,872,573

Equity method investments:
Investment in investee F (h)	—	704,806
Investment in investee G (i)	75,941	324,383
Investment in investee Ai Fang (j)	—	120,025
Investment in investee Sweetome (f)	—	102,954
Others	46,455	29,865
Total equity method investments	122,396	1,282,033

Fair value method investments:
Investment in 5I5J (k)	910,650	840,450
Others	182,600	91,455
Total fair value method investments	1,093,250	931,905
Total long-term investments	3,365,906	6,086,511

(a)	The investment in Guazi consists of investments in Series A Guazi Shares and Series B1 Guazi Shares, which are measured under measurement alternative, because the shares invested by the Group were not considered as in-substance common stock and the shares did not have readily determinable fair value or quoted market price.

As disclosed in Note 6, the Company sold a portion of Series A Guazi Shares to a third-party investor in 2019. The Company recognized RMB4,760.5 million realized gains for the portion sold and recognized RMB1,381.1 million unrealized gains as a result of remeasuring the fair value of the remaining Series A Guazi Shares and Series B1 Guazi Shares held by the Group.

(b)	The Group invested in ordinary shares and series D preference shares of Tujia.com International (“Tujia”) in 2016. The investment in Tujia ordinary shares and series D preference shares was measured at fair value of RMB276.5 million (US$39.9 million) on the date of investment and was subsequently accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 since January 1, 2018 because the preference shares were not considered as in-substance common stock, the ordinary shares could not exert significant influence over the investee, and neither the preference shares nor the ordinary shares have readily determinable fair value or quoted market price. For the year ended December 31, 2018 and 2019, the Group did not identify any observable price change in this investment, which refer to the price changes in orderly transactions for an identical or similar investment in the investee.
(c)	In 2017, the Group acquired shares of investee A for cash consideration of RMB284.5 million (US$43.5 million). Investee A is mainly engaged in the business of property management. The investment was accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 since January 1, 2018 as the shares invested by the Group were not considered as in-substance common stock and the shares did not have readily determinable fair value. For the year ended December 31, 2018 and 2019, the Group did not identify any observable price change in this investment, which refer to the price changes in orderly transactions for an identical or similar investment in the investee.
(d)	In 2018, the Group invested RMB300.0 million in a third-party company or Investee B. The Group’s shares invested in Investee B were not considered as in-substance common stock, and did not have readily determinable fair value or quoted market price, therefore, the investment was accounted for under measurement alternative according to ASC 323 and ASU 2016-01. For the year ended December 31, 2018 and 2019, the Group did not identify any observable price change in this investment, which refer to the price changes in orderly transactions for an identical or similar investment in the investee.
(e)	In 2019, the Group invested RMB150.0 million in a third-party company or Investee E. The Group’s shares invested in Investee E were not considered as in-substance common stock and had no readily determinable fair value or quoted market price, therefore, the investment was accounted for under measurement alternative according to ASC 323 and ASU 2016-01. For the year ended December 31, 2019, the Group did not identify any observable price change in this investment, which refer to the price changes in orderly transactions for an identical or similar investment in the investee.
(f)	In 2017, the Group acquired preference shares and ordinary shares of Sweetome for cash consideration of RMB2.0 million and RMB8.0 million, respectively. Sweetome is mainly engaged in providing short-term leasing services and homestay hotels services. The investment in ordinary shares of Sweetome was accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 since January 1, 2018 because the ordinary shares could not exert significant influence over the investee, and the ordinary shares did not have readily determinable fair value or quoted market price. The investment in preference shares of Sweetome was accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 since January 1, 2018 because the preference shares were not considered as in-substance common stock and did not have readily determinable fair value or quoted market price.

In 2019, the Group entered into a series of agreements to acquire additional preference shares and ordinary shares of Sweetome. Pursuant to the agreements, the Group would (i) pay cash consideration of RMB160.0 million in exchange for preference shares of Sweetome, (ii) provide business resources valued at RMB94.9 million on the transaction date over a four-year period in exchange for ordinary shares of Sweetome. As of December 31, 2019, the Group partially completed the transaction and obtained half of the agreed number of preference shares by paying cash consideration of RMB80.0 million and acquired ordinary shares by providing business resources valued at RMB94.9 million over a four-year period from January 2020. Following the completed part of the transaction, (i) the Group accounted for the preference shares in Sweetome under the measurement alternative according to ASC 321 because they were not considered as in-substance common stock and they have no readily determinable fair value or quoted market price; (ii) the Group accounted for the ordinary shares using equity method according to ASC 323 since the Group obtained significant influence over Sweetome. For the year ended December 31, 2018 and 2019, the Group did not identify any observable price change in this investment, which refer to the price changes in orderly transactions for an identical or similar investment in the investee. For the year ended December 31, 2019, the Group did not record any gain or loss under equity method since the amount was immaterial.

(g)	As a result of the deconsolidation of 58 Home on November 27, 2015, the Group continues to retain equity interests in 58 Home through its ownership of certain 58 Home Ordinary Shares and 58 Home Series A Preference Shares. The Group’s investment in 58 Home Ordinary Shares was accounted for as an equity method investment in accordance with ASC 323. The Group’s investment in 58 Home Series A Preference Shares was accounted for under the cost method, and measurement alternative after the Group adopted ASU 2016-01 from January 1, 2018 as 58 Home Series A Preference Shares were not considered as in-substance common stock and the shares did not have readily determinable fair value or quoted market price. Since January 2018, the carrying amount of the Group’s investment in 58 Home Ordinary Shares has been reduced to zero due to the accumulated losses picked up from 58 Home. The Group has continued to record its share of losses in 58 Home in its consolidated statements of comprehensive income to the extent of its investment in 58 Home Series A Preference Shares. For the year ended December 31, 2017, 2018 and 2019, the Group recorded investment losses of RMB663.2 million, RMB79.6 million and RMB17.7 million, respectively, in share of results of equity investees in the consolidated statements of comprehensive income relating to the investments in 58 Home. In 2019, the carrying amount of the Group’s investment in 58 Home Series A Preference Shares was reduced to zero.
(h)	In 2019, the Group invested in common shares of Investee F, for cash consideration of RMB700.0 million. The investment is accounted for under equity method as the Group can exert significant influence over the investee. For the year ended December 31, 2019, the Group recorded RMB4.8 million gain in share of results of equity investees in the consolidated statements of comprehensive income.
(i)	In 2017 and 2019, the Group invested in common shares of Investee G for cash consideration of RMB99.0 million and RMB198.0 million, respectively. Investee G is mainly engaged in the consumer finance business. The investment is accounted for under equity method as the Group can exert significant influence over the investee. The Group recorded RMB24.0 million loss, RMB0.9 million gain and RMB50.4 million gain in share of results of equity investees in the consolidated statements of comprehensive income, for the year ended December 31, 2017, 2018 and 2019, respectively.
(j)	In 2019, the Group invested in common shares of Shanghai Gengying Information Technology Co., Ltd. ("Ai Fang") for cash consideration of RMB153.0 million and held 30% of the equity interests in Ai Fang as of December 31, 2019. Ai Fang is mainly engaged in real estate related business. The investment is accounted for under equity method as the Group can exert significant influence over the investee. For the year ended December 31, 2019, the Group recorded RMB33.0 million loss in share of results of equity investees in the consolidated statements of comprehensive income.
(k)	In 2018, the Group acquired a minority stake of approximately 8.3% in 5I5J Holding Group Co., Ltd., or 5I5J, a major secondary and rental brokerage company listed on the Shanghai Stock Exchange in mainland China, for a consideration of approximately RMB1.1 billion in cash. The Group classified this investment as equity investments with readily determinable fair values under long-term investments and reported the investment at fair value using a market approach based on the investee’s quoted market price. As of December 31, 2018 and 2019, the fair value of the investment held by the Group was RMB910.7 million and RMB840.5 million, respectively, and the Group recognized an unrealized loss in fair value of RMB157.4 million and RMB70.2 million, respectively, for the year ended December 31, 2018 and 2019 in investment income, net in the Group’s consolidated statements of comprehensive income.
(l)	As of December 31, 2019, the increase in “Others” under measurement alternative mainly included newly acquired shares of other companies for an aggregate cash consideration of RMB199.9 million which were elected to be accounted for under measurement alternative because such investments were 1) not considered as in-substance common stock and did not have readily determinable fair values or quoted market price; or 2) the investments did not have readily determinable fair values or quoted market price and the Group did not have the ability to exercise significant influences over the investees. During the year ended December 31, 2019, a measurement alternative investment amounted to RMB11.8 million was fully impaired (see Note 2 (m)).

For the years ended December 31, 2019, equity method investments held by the Group in aggregate have met the significance criteria as defined under Rule 4-08 (g) of Regulation S-X. As such, the Group is required to present summarized financial information for all of its equity method investments as a group as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2017	December 31, 2018	December 31, 2019
	RMB	RMB	RMB
Operating result data:
Total revenues	519,121	1,178,231	2,355,714
Gross profit	339,358	628,160	1,489,798
Loss from operations	(836,811)	(1,469,574)	(1,120,644)
Net loss	(840,385)	(1,478,234)	(983,780)

	As of December 31,
	2018	2019
	RMB	RMB
Balance sheets data:
Current assets	910,462	3,627,152
Non-current assets	4,345,855	11,694,180
Current liabilities	4,140,812	11,648,260
Non-current liabilities	193,534	658,950
Noncontrolling interests and mezzanine equity	2,755,258	3,647,147